Earnings per share - summary of reconciliation of earnings to headline earnings (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Earnings per share [abstract]
Earnings	£ 3,937	£ 1,836	£ 6,617
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	68	199	352
Effect of losses on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(8)	(2)	(16)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax)	1	(929)	(538)
Effect of foreign exchange reclassification from reserves to the income statement	0	(14)	(5)
Issue of shares and change in shareholding of an associate	(16)	(8)	3
Headline earnings	£ 3,980	£ 2,968	£ 7,499